UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00266
TRI-CONTINENTAL CORPORATION

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Tri-Continental Corporation

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.0%)

CONSUMER DISCRETIONARY (10.2%)

Automobiles (0.1%)

Ford Motor Co.(a)	53,800	$802,158

Diversified Consumer Services (0.8%)

Apollo Group, Inc., Class A(a)	224,800	9,376,408

Internet & Catalog Retail (0.4%)

priceline.com, Inc.(a)(b)	10,093	5,111,499

Media (2.9%)

Comcast Corp., Class A	491,500	12,149,880
DIRECTV, Class A(a)	444,900	20,821,320
Time Warner Cable, Inc.	16,400	1,169,976

Total		34,141,176

Multiline Retail (0.5%)

Family Dollar Stores, Inc.	87,615	4,496,402
Macy’s, Inc.	40,628	985,635

Total		5,482,037

Specialty Retail (5.4%)

AutoZone, Inc.(a)(b)	68,700	18,793,572
Best Buy Co., Inc.(b)	81,252	2,333,558
GameStop Corp., Class A(a)(b)	308,200	6,940,664
Limited Brands, Inc.	544,430	17,900,858
Ross Stores, Inc.	180,749	12,854,869
TJX Companies, Inc.	67,893	3,376,319

Total		62,199,840

Textiles, Apparel & Luxury Goods (0.1%)

Coach, Inc.	18,435	959,357

TOTAL CONSUMER DISCRECTIONARY		118,072,475

CONSUMER STAPLES (9.9%)

Beverages (1.0%)

Coca-Cola Co. (The)	177,215	11,758,215

Food & Staples Retailing (3.0%)

Wal-Mart Stores, Inc.(b)	515,129	26,812,464
Walgreen Co.(b)	190,782	7,657,990

Total		34,470,454

Food Products (1.6%)

Campbell Soup Co.(b)	5,700	188,727
Hershey Co. (The)	322,100	17,506,135
Hormel Foods Corp.(b)	22,091	615,013

Total		18,309,875

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products (0.2%)

Kimberly-Clark Corp.	40,100	$2,617,327

Tobacco (4.1%)

Lorillard, Inc.	190,264	18,076,983
Philip Morris International, Inc.(b)	445,300	29,225,039

Total		47,302,022

TOTAL CONSUMER STAPLES		114,457,893

ENERGY (12.9%)

Energy Equipment & Services (2.2%)

National Oilwell Varco, Inc.	321,337	25,472,384

Oil, Gas & Consumable Fuels (10.7%)

Apache Corp.	188,100	24,626,052
Chevron Corp.(c)	382,942	41,139,459
ConocoPhillips	408,014	32,583,998
Devon Energy Corp.	1,900	174,363
Exxon Mobil Corp.	238,743	20,085,449
Marathon Oil Corp.	53,568	2,855,710
Valero Energy Corp.	81,000	2,415,420

Total		123,880,451

TOTAL ENERGY		149,352,835

FINANCIALS (15.4%)

Capital Markets (2.3%)

Franklin Resources, Inc.	92,008	11,508,361
Goldman Sachs Group, Inc. (The)(b)	55,234	8,752,932
T Rowe Price Group, Inc.(b)	96,900	6,436,098

Total		26,697,391

Commercial Banks (1.8%)

Fifth Third Bancorp	883,636	12,264,868
KeyCorp(b)	1,007,471	8,946,342

Total		21,211,210

Consumer Finance (2.4%)

Capital One Financial Corp.(b)	459,035	23,851,459
Discover Financial Services	169,896	4,097,891

Total		27,949,350

Diversified Financial Services (3.8%)

Citigroup, Inc.(a)	1,450,493	6,411,179
JPMorgan Chase & Co.	749,657	34,559,188
Moody’s Corp.	73,300	2,485,603

Total		43,455,970

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (4.0%)

Aflac, Inc.	136,212	$7,189,269
Hartford Financial Services Group, Inc.(b)	349,587	9,414,378
Lincoln National Corp.(b)	365,230	10,971,509
MetLife, Inc.	83,200	3,721,536
Prudential Financial, Inc.	191,500	11,792,570
Travelers Companies, Inc. (The)(b)	61,796	3,675,626

Total		46,764,888

Real Estate Investment Trusts (REITs) (1.1%)

Apartment Investment & Management Co., Class A(b)	134,300	3,420,621
Public Storage(b)	12,900	1,430,739
Simon Property Group, Inc.	73,686	7,896,192

Total		12,747,552

TOTAL FINANCIALS		178,826,361

HEALTH CARE (11.1%)

Biotechnology (2.4%)

Biogen Idec, Inc.(a)	192,900	14,156,931
Cephalon, Inc.(a)(b)	6,689	506,892
Gilead Sciences, Inc.(a)(b)	315,000	13,368,600

Total		28,032,423

Health Care Equipment & Supplies (0.1%)

Becton Dickinson and Co.	20,425	1,626,239

Health Care Providers & Services (3.6%)

Aetna, Inc.	17,085	639,492
Cardinal Health, Inc.	35,079	1,442,799
Humana, Inc.(a)	24,709	1,728,148
Medco Health Solutions, Inc.(a)	220,400	12,377,664
UnitedHealth Group, Inc.	563,656	25,477,251

Total		41,665,354

Pharmaceuticals (5.0%)

Abbott Laboratories	253,106	12,414,849
Eli Lilly & Co.	593,448	20,871,566
Forest Laboratories, Inc.(a)	264,565	8,545,450
Johnson & Johnson	266,844	15,810,507

Total		57,642,372

TOTAL HEALTH CARE		128,966,388

INDUSTRIALS (11.3%)

Aerospace & Defense (4.8%)

General Dynamics Corp.	107,607	8,238,392
Huntington Ingalls Industries, Inc.(a)	14,106	585,399
Lockheed Martin Corp.	69,023	5,549,449
Northrop Grumman Corp.	84,636	5,307,524

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (cont.)

Raytheon Co.(b)	374,184	$19,034,740
United Technologies Corp.	195,563	16,554,408

Total		55,269,912

Air Freight & Logistics (0.6%)

United Parcel Service, Inc., Class B	96,441	7,167,495

Commercial Services & Supplies (0.9%)

Pitney Bowes, Inc.(b)	63,334	1,627,051
RR Donnelley & Sons Co.	483,797	9,153,439

Total		10,780,490

Electrical Equipment (0.7%)

Emerson Electric Co.	142,657	8,335,448

Industrial Conglomerates (3.2%)

General Electric Co.	1,864,858	37,390,403

Professional Services (0.6%)

Dun & Bradstreet Corp.	86,700	6,956,808

Trading Companies & Distributors (0.5%)

WW Grainger, Inc.(b)	40,000	5,507,200

TOTAL INDUSTRIALS		131,407,756

INFORMATION TECHNOLOGY (18.1%)

Computers & Peripherals (7.3%)

Apple, Inc.(a)	150,621	52,483,888
Dell, Inc.(a)(b)	192,487	2,792,986
Lexmark International, Inc., Class A(a)(b)	202,000	7,482,080
SanDisk Corp.(a)	379,800	17,504,982
Western Digital Corp.(a)	108,800	4,057,152

Total		84,321,088

IT Services (3.5%)

IBM Corp.(b)	224,900	36,674,443
Teradata Corp.(a)	83,000	4,208,100

Total		40,882,543

Semiconductors & Semiconductor Equipment (4.3%)

Intel Corp.	740,100	14,927,817
NVIDIA Corp.(a)(b)	242,700	4,480,242
Teradyne, Inc.(a)(b)	321,300	5,722,353
Texas Instruments, Inc.	704,600	24,350,976

Total		49,481,388

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (3.0%)

Microsoft Corp.	1,374,194	$34,849,560

TOTAL INFORMATION TECHNOLOGY		209,534,579

MATERIALS (3.9%)

Chemicals (0.6%)

CF Industries Holdings, Inc.	500	68,395
Eastman Chemical Co.	46,093	4,577,957
EI du Pont de Nemours & Co.	31,327	1,722,045

Total		6,368,397

Metals & Mining (3.3%)

Freeport-McMoRan Copper & Gold, Inc.	404,788	22,485,973
Newmont Mining Corp.(b)	295,400	16,122,932

Total		38,608,905

TOTAL MATERIALS		44,977,302

TELECOMMUNICATION SERVICES (3.2%)

Diversified Telecommunication Services (3.2%)

AT&T, Inc.	696,794	21,321,896
Verizon Communications, Inc.(b)	410,598	15,824,447

Total		37,146,343

TOTAL TELECOMMUNICATION SERVICES		37,146,343

UTILITIES (3.0%)

Electric Utilities (1.7%)

Exelon Corp.	479,635	19,780,148

Multi-Utilities (1.3%)

Public Service Enterprise Group, Inc.	473,600	14,923,136

TOTAL UTILITIES		34,703,284

Total Common Stocks (Cost: $962,033,580)		$1,147,445,216

Limited Partnerships (0.2%)

FINANCIALS (0.2%)

Capital Markets (0.2%)

WCAS Capital Partners II LP(a)(d)(e)(f)(g)	4,292,803	$1,913,162

TOTAL FINANCIALS		1,913,162

Total Limited Partnerships (Cost: $4,212,138)		$1,913,162

	Shares	Value

Money Market Fund (0.2%)
Columbia Short-Term Cash Fund, 0.229%(h)(i)	2,680,558	$2,680,558

Total Money Market Fund (Cost: $2,680,558)		$2,680,558

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (7.1%)

Asset-Backed Commercial Paper (0.3%)

Royal Park Investments Funding Corp.
06/17/11	0.601%	$2,995,400	$2,995,400

Certificates of Deposit (2.5%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	4,000,000	4,000,000
Barclays Bank PLC
06/15/11	0.400%	3,000,000	3,000,000
Credit Industrial et Commercial
06/13/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	1,000,000	1,000,000
KBC Bank NV
04/29/11	0.450%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	4,000,000	4,000,000
Norinchukin Bank
04/25/11	0.340%	1,500,000	1,500,000
Societe Generale
07/01/11	0.363%	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	1,998,172	1,998,172
Swedbank AB
04/05/11	0.170%	2,000,000	2,000,000

Total			29,498,172

Commercial Paper (0.4%)

Macquarie Bank Ltd.
06/30/11	0.400%	2,996,933	2,996,933
PB Capital Corp.
05/16/11	0.591%	1,996,886	1,996,886

Total			4,993,819

Other Short-Term Obligations (0.2%)

Natixis Financial Products LLC
04/01/11	0.470%	2,000,000	2,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (3.7%)

	Barclays Capital, Inc.
	dated 10/13/10, matures 04/15/11, repurchase price $5,000,563(j)
	0.270%	$5,000,000	$5,000,000
	Cantor Fitzgerald & Co.
	dated 03/31/11, matures 04/01/11, repurchase price $20,000,128(j)
	0.230%	20,000,000	20,000,000
	Goldman Sachs & Co.
	dated 03/31/11, matures 04/01/11, repurchase price $2,997,795(j)
	0.160%	2,997,781	2,997,781

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,040(j)
0.290%		$5,000,000	$5,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,039(j)
0.280%		5,000,000	5,000,000
Nomura Securities
dated 03/31/10, matures 04/01/11, repurchase price $5,000,033(j)
0.240%		5,000,000	5,000,000

Total			42,997,781

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $82,485,172)			$82,485,172

Total Investments
(Cost: $1,051,411,448)(k)			$1,234,524,108(l)
Other Assets & Liabilities, Net			(75,103,337)

Net Assets			$1,159,420,771

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	14	$4,623,500	June 2011	$49,727	$—
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	At March 31, 2011, investments in securities included securities valued at $702,447 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At March 31, 2011, there was no capital committed to the LLC or LP for future investment.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $1,913,162, representing 0.17% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost

WCAS Capital Partners II LP	12/11/90 thru 03/24/98	$4,292,803

(f)	At March 31, 2011, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2011, were as follows:

	Acquisition
Security	Dates	Cost	Value

WCAS Capital Partners II LP	12/11/90 thru 03/24/98	$4,292,803	$1,913,162

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2011, the value of these securities amounted to $1,913,162, which represents 0.17% of net assets.

(h)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$3,118,708	$10,556,335	$(10,994,485)	$—	$2,680,558	$6,050	$2,680,558

(i)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$2,778
Fannie Mae Interest Strip	1,080,954
Fannie Mae Pool	9,520,712
Fannie Mae Principal Strip	101,881
Fannie Mae REMICS	317,028
Federal Farm Credit Bank	181,845
Federal Home Loan Banks	269,812
Federal Home Loan Mortgage Corp	158,069
Federal National Mortgage Association	123,639
FHLMC Structured Pass Through Securities	55,363
Freddie Mac Coupon Strips	1,198
Freddie Mac Gold Pool	1,349,259
Freddie Mac Non Gold Pool	4,088,133
Freddie Mac REMICS	404,989
Freddie Mac Strips	105,315
Ginnie Mae I Pool	286,128
Ginnie Mae II Pool	870,363
Government National Mortgage Association	337,982
LMA SA & LMA Americas	957
Metlife Short Term Funding	1,314
Sanofi-Aventis	4,085
Silver Tower US Fund	912
Suncorp-Metway Ltd	2,804
United States Treasury Inflation Indexed Bonds	60,090
United States Treasury Strip Coupon	979,121
United States Treasury Strip Principal	95,271

Total Market Value of Collateral Securities	$20,400,002

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$3,057,737

Total Market Value of Collateral Securities	$3,057,737

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$109,833
Freddie Mac Gold Pool	3,194,796
Freddie Mac REMICS	70,742
Ginnie Mae I Pool	318,423
Ginnie Mae II Pool	1,316,470
Government National Mortgage Association	89,763

Total Market Value of Collateral Securities	$5,100,027

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

(k)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,051,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$199,564,000
Unrealized Depreciation	(16,451,000)

Net Unrealized Appreciation	$183,113,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$118,072,475	$—	$—	$118,072,475
Consumer Staples	114,457,893	—	—	114,457,893
Energy	149,352,835	—	—	149,352,835
Financials	178,826,361	—	—	178,826,361
Health Care	128,966,388	—	—	128,966,388
Industrials	131,407,756	—	—	131,407,756
Information Technology	209,534,579	—	—	209,534,579
Materials	44,977,302	—	—	44,977,302
Telecommunication Services	37,146,343	—	—	37,146,343
Utilities	34,703,284	—	—	34,703,284

Total Equity Securities	1,147,445,216	—	—	1,147,445,216

Other
Limited Partnerships
Financials	—	—	1,913,162	1,913,162
Affiliated Money Market Fund(c)	2,680,558	—	—	2,680,558
Investments of Cash Collateral Received for Securities on Loan	—	82,485,172	—	82,485,172

Total Other	2,680,558	82,485,172	1,913,162	87,078,892

Investments in Securities	1,150,125,774	82,485,172	1,913,162	1,234,524,108
Derivatives(d)
Assets
Futures Contracts	49,727	—	—	49,727

Total	$1,150,175,501	$82,485,172	$1,913,162	$1,234,573,835

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Limited
Partnerships

Balance as of December 31, 2010	$2,019,088
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(105,926)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$1,913,162

* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $(105,926).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Tri-Continental Corporation

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	May 20, 2011